Schedule III - Real Estate Investments (Summary of Historical Cost and Accumulated Depreciation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property
Balance, beginning of period	$ 905,735	$ 734,828	$ 555,586
Disposals	(54)	0	(794)
Additions (acquisitions and improvements)	271,901	170,907	180,036
Balance, end of period	1,177,582	905,735	734,828
Accumulated depreciation
Balance, beginning of period	(137,725)	(102,900)	(74,536)
Disposals	39	0	162
Additions (depreciation and amortization expense)	(42,481)	(34,825)	(28,526)
Balance, end of period	$ (180,167)	$ (137,725)	$ (102,900)